NOTE 17: CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2020
Note 17 Convertible Debentures
CONVERTIBLE DEBENTURES
	2020	2019	2018
	$	$	$
Balance, beginning of period	427,320	274,466	1,835,225
Proceeds from Issuance of convertible debentures	-	753,491	442,437
Amount allocated to conversion option	-	(753,491)	(172,386)
Amount converted to units	(732,796)	-	(2,129,728)
Unrealized foreign exchange (gain) loss	(23,378)	5,564	-
Interest expense	16,008	45,112	57,397
Accretion expense	312,846	102,178	241,521
Balance, end of period	-	427,320	274,466

Conversion feature consists of the following:

	2020	2019	2018
	$	$	$
Balance, beginning of period	2,795	22,565	1,038,562
Amount allocated to conversion option	-	753,491	172,386
Amount converted to units	-	(189,735)	(298,247)
Gain on change in fair value of conversion feature	(2,795)	(583,526)	(890,136)
Balance, end of period	-	2,795	22,565

The fair value of the conversion feature at December 31, 2019 was determined using a Black-Scholes option pricing model with the following inputs:

Grant Date	Expected Life (years)	Unit Price	Expected Volatility	Expected dividend yield	Risk-Free Rate	Fair Value
December 31, 2019	0.25 -0.34	$0.03 (C$0.04)	100.0%	0%	1.71%	$2,795

As at December 31, 2020, all conversion features were exercised or expired and thus had a fair value of $nil.

On September 27, 2018, the Company raised $442,437 (C$575,060) through the issue of convertible debentures, expiring on September 27, 2019. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to $0.14 (C$0.19). The fair value of the conversion feature at the grant date was estimated at $172,386 using the Black-Scholes option pricing model. A total of $57,791 (C$75,060) was converted to 422,678 units on December 14, 2018. The fair value assigned to the conversion feature was at $nil and the fair value assigned to the debt component was $18,990 on the conversion date.

On April 2, 2019, the Company raised $599,460 (C$799,500) through the issue of convertible debentures, expiring on April 2, 2020. The Company incurred transaction costs of $55,669 (C$74,285) comprised of 40,000 common shares issued to agents with a fair value of $0.14 (C$0.20), based on share price on the date of issuance, for consideration of $5,995 (C$8,000) (Note 17(a)), 295,590 share purchase warrants issued to agents with an exercise price of $0.12 (C$0.16) and a fair value of $21,305 (Note 17(c)) and cash of $28,369 (C$37,855).

As part of the debenture financing, the Company also issued 295,590 share purchase warrants to agents. The share purchase warrants have an exercise price of $0.12 (C$0.16) and expire on April 2, 2021 (note 17(c)). The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to $0.16 (C$0.21). The fair value of the conversion feature at the grant date was estimated at $599,460 using the Black-Scholes option pricing model.

On May 3, 2019, the Company raised $154,031 (C$207,270) through the issue of convertible debentures, expiring on September 27, 2019. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to $0.16 (C$0.21). The fair value of the conversion feature at the grant date was estimated at $154,031 using the Black-Scholes option pricing model.

During the year ended December 31, 2019, $326,210 (C$432,000) was converted into 3,991,524 units of the Company consisting of one common share and one share purchase warrant (Note 17(a)). The aggregate fair value assigned to the conversion feature was at $189,735 and the fair value assigned to the debt component was $nil on the respective conversion dates (note 20(b)).

On April 2, 2020, pursuant to the conversion of convertible debentures with a face value of $268,554 (C$367,500) and accrued interest of $16,113 (C$22,050), the Company issued 3,541,366 units. Each unit is comprised of one common share and one common share purchase warrant. Fair value allocated to share capital at the date of conversion was $251,871.

On April 8, 2020, pursuant to the conversion of convertible debentures with a face value of $147,691 (C$207,270) and accrued interest of $8,254 (C$11,584), the Company issued 1,989,588 units. Each unit is comprised of one common share and one common share purchase warrant. Fair value allocated to share capital at the date of conversion was $56,232.

On May 7, 2020, pursuant to the conversion of convertible debentures with a face value of $178,380 (C$250,000) and accrued interest of $20,600 (C$28,871), the Company issued 3,064,515 common shares and 3,064,515 common share purchase warrants. Fair value allocated to share capital at the date of conversion was $313,250.